Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan	Plan Description
The following description of the YUM! Brands 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

(a)General

YUM! Brands, Inc. (the "Company") adopted the Plan effective October 7, 1997. Any employee within a group or class so designated by the Plan document is eligible to participate in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

The investments of the Plan are maintained in a trust (the "Trust") by State Street Bank and Trust Company (the "Trustee") who has been appointed as Trustee by the Plan.  The Trustee is responsible for the management and control of the Plan’s assets. Voya Institutional Plan Services, LLC serves as record keeper for the Plan.

(b)Contributions

Each participant in the Plan may elect to contribute up to 75% of eligible pay, as defined in the Plan document. The maximum pre-tax annual contribution allowed for calendar year 2025 was $23,500. Eligible participants receive a matching contribution from the Company that is equal to 100% of such salary deferral contribution that does not exceed 6% of the participant's eligible pay. Participants may also elect to make after-tax contributions pursuant to Code Section 402A ("Roth Contributions"). Roth Contributions shall be eligible for matching contributions as described above. The contribution limits noted above include both pre-tax and Roth Contributions in total.  The Plan also allows eligible participants to make additional tax-deferred contributions. Participants eligible to make additional tax-deferred contributions must be 50 years or older by the end of the calendar year in which they want to make the additional tax-deferred contribution. These contributions are made in the same manner as salary deferral contributions and are deposited in the participant’s salary deferral account. These contributions are not subject to the eligible earnings limitation as defined by the Plan. Thus, a participant can contribute more than their eligible earnings of pay to the extent needed to make an additional tax-deferred contribution.  The 2025 annual Internal Revenue Code ("IRC") limit on these contributions was $7,500. Participants direct the investment of contributions into various investment options offered by the Plan.

The Company may also make discretionary contributions to the Plan. To the extent necessary in a year to satisfy Internal Revenue Service ("IRS") nondiscrimination tests that apply to its qualified plans, the Company may make nonelective contributions for that year to a business classification of nonhighly compensated employees who have at least one year of service and are employed on the last day of that year. YUM! Brands made nonelective contributions of approximately $121,000 in 2025 relating to IRS nondiscrimination tests for 2024. There were no other discretionary contributions made by the Company during the calendar year 2025.

(c)Investment Options

Participants may elect to invest their account balances in any of the available investment options provided by the Plan. Participants may change their investments on any business day, subject to certain limitations outlined in the Plan. Included in the investment option is a self-directed brokerage account that allows participants to invest in a broad range of individual stocks, exchange traded funds and mutual funds.

(d)Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of: a) the Company’s contribution and b) Plan earnings, and charged with an allocation of administrative expenses.  Allocations of Plan earnings and administrative expenses are based on participant earnings or account balances, as defined by the Plan.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

(e)Loans to Participants
The Plan has a loan program for participants. The maximum amount a participant may borrow, when aggregated with all other outstanding loans of the participant, is the lesser of: a) 50% of the participant’s vested interest under the Plan; b) $50,000 reduced by the excess of the highest outstanding loan balance during the preceding one-year period ending on the day prior to the date the loan was made, over the outstanding balance of loans on the date the loan was made; c) 100% of the value of the participant’s investment in certain funds; or d) the maximum loan amount that can be amortized by the participant’s net pay. Participants may elect repayment periods from one year to four years at six-month intervals. For new loans, only one loan may be outstanding at any time. For loans originating prior to January 1, 2022, participants could have up to two loans outstanding. The fixed interest rate for loans is based on the prime rate as of the last day of the month before the loan request plus 1%. A one-time loan origination fee is charged to those participants who obtain a loan. Interest on loans is allocated to each of the funds based upon the participant’s investment election percentages. For each month or part thereof the loan remains outstanding, the borrowing participant may be assessed a monthly administration fee. Generally, any loans outstanding shall become immediately due and payable in full if the participant’s employment is terminated. Principal and interest is paid ratably through monthly payroll deductions.

Loans are secured by the balance in the participant’s account.  Outstanding loans bear interest at rates that range from 4.25% to 9.50% with maturity dates ranging from 2026 to 2029 as of December 31, 2025.

As a result of Plan mergers, the Plan will occasionally hold transferred participant loans through their original settlement period, and such transferred loans may have different terms than noted above.

(f)Vesting

Participants are fully vested in the entire value of their accounts upon contribution, including the Company matching contribution.

(g)Payment of Benefits

Distributions under the Plan are generally made upon a participant’s death, disability, retirement, hardship or termination of employment. Benefit payments are made in the form of a lump sum cash amount or in kind distribution.  An in kind distribution is limited to the Participant’s interest in the Company’s Common Stock and certain securities held in the Self-directed Brokerage Account.

(h)Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan, subject to the provisions of ERISA and the IRC.
EBP, Participant Contribution, Receivable	$ 7,500
EBP, Excess Contribution Payable	$ 121,000